Stock-Based Compensation (Recognized Stock-Based Compensation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Stock-based compensation expense	$ 56.1	$ 66.6	$ 53.5
Stock options
Stock-based compensation expense	19.0	20.7	20.2
Restricted stock/restricted stock units
Stock-based compensation expense	4.3	9.9	10.2
Darden Stock Units
Stock-based compensation expense	17.1	17.1	13.1
Performance stock units
Stock-based compensation expense	12.6	15.6	6.8
Employee stock purchase plan
Stock-based compensation expense	1.8	1.9	1.8
Director compensation program/other
Stock-based compensation expense	$ 1.3	$ 1.4	$ 1.4